TAXES ON INCOME	6 Months Ended
Jun. 30, 2012
TAXES ON INCOME [Abstract]
TAXES ON INCOME

NOTE 11 - TAXES ON INCOME

a.	Tax laws applicable to the Company and its subsidiaries

Taxation in the United States

InspireMD, Inc. is taxed under U.S. tax laws.

Taxation in Israel

InspireMD Ltd. is taxed under the Israeli Income Tax Ordinance.

On December 6, 2011, the "Tax Burden Distribution Law" Legislation Amendment (2011) was published in the Official Gazette. Under this law, the previously approved gradual decrease in the corporate tax rate was cancelled. The Corporate tax rate will increase to 25% beginning 2012.

Taxation in Germany

InspireMD GmbH is taxed according to the tax laws in Germany. Accordingly, the applicable tax rates are corporate tax rate of 15.825% and trade tax rate of 12.075%.

b.	Tax benefits under the Law for the Encouragement of Capital Investments, 1959 (the "Law"):
1.	InspireMD Ltd. has been granted a "Beneficiary Enterprises" status under the Investment Law including Amendment No. 60 thereof, which became effective in April 2005.

The tax benefits derived from any such Beneficiary Enterprise relate only to taxable profits attributable to the specific program of investment to which the status was granted.

The main benefit, to which InspireMD Ltd. is entitled, conditional upon the fulfilling of certain conditions stipulated by the above law, is a two-year exemption and five to eight years of reduced tax rate of 10% to 25% from tax on income derived from their production facilities in Israel. The tax benefit period is twelve years from the years of implementation.

The tax-exempt income attributable to the "Beneficiary Enterprises" can be distributed to shareholders without imposing tax liability on the Company only upon the complete liquidation of the Company. In the event of a distribution of such tax-exempt income as a cash dividend in a manner other than in the complete liquidation of the Company, the Company will be required to pay tax at the rate of 10% to 25% on the amount distributed. In addition, these dividends will be subject to 15% withholding tax.

Should InspireMD Ltd. derive income from sources other than the "Beneficiary Enterprises" during the period of benefits, such income shall be taxable at the regular corporate tax rate.

2.	Conditions for entitlement to the benefits

The entitlement to the above benefits is conditional upon InspireMD Ltd. fulfilling the conditions stipulated by the law, regulations published thereunder and the instruments of approval for the specific investments in approved assets. In the event of failure to comply with these conditions, the benefits may be cancelled InspireMD Ltd. may be required to refund the amount of the benefits, in whole or in part, with the addition of interest.

3.	Amendment of the Law for the Encouragement of Capital Investments, 1959

The Israeli Law for Encouragement of Capital Investments, 1959 was amended as part of the Economic Policy Law for the years 2011 - 2012, which was passed in the Knesset (the Israeli parliament) on December 29, 2010. The amendment became effective as of January 1, 2011.

The amendment set alternative benefit tracks to the ones then in place, as follows: (i) an investment grants track designed for enterprises located in national development zone A and (ii) two new tax benefits tracks (for preferred enterprises and for special preferred enterprises), which provide for application of a unified tax rate to all preferred income of the company, as defined in the amendment.

The tax rates at company level, under the law, were as follows:

Years	Development Zone A	Other Areas in Israel
"Preferred enterprise"
2011 - 2012	10%	15%
2013 - 2014	7%	12.5%
2015 and thereafter	6%	12%
"Special Preferred Enterprise" commencing 2011	5%	8%

The benefits granted to the preferred enterprises were to be unlimited in time, unlike the benefits granted to special preferred enterprises, which were to be limited for a period of 10 years. The benefits were to be granted to companies that qualified under criteria set in the amendment; for the most part, those criteria were similar to the criteria that were set in the law prior to its amendment.

Under the transitional provisions of the amendment, an Israeli company was allowed to continue to enjoy the tax benefits available under the law prior to its amendment until the end of the period of benefits, as defined in the law. The company was allowed to set the "year of election" no later than tax year 2012, provided that the minimum qualifying investment commenced not later than the end of 2010. On each year during the period of benefits, the company would have been able to opt for application of the amendment, thereby making available to itself the tax rates above. Company's opting for application of the amendment was irrecoverable.

c.	Carry forward tax losses

As of June 30, 2012, InspireMD Ltd. had a net carry forward tax loss of approximately $18 million. Under Israeli tax laws, the carry forward tax losses can be utilized indefinitely. InspireMD, Inc. had a net carry forward tax loss of approximately $10 million. Under U.S. tax laws, InspireMD, Inc.'s tax losses can be utilized two years back and twenty years forward. InspireMD, Inc.'s carry forward tax losses will begin to expire on June 30, 2031.

d.	Tax assessments

The Company and its subsidiaries have not been assessed for tax purposes since incorporation.

e.	Loss before income taxes

The components of loss before income taxes are as follows:

	6 month period ended June 30, 2012	Year ended December 31
		2011	2010	2009
	($ in thousands)
Profit (loss) before taxes on income:
InspireMD, Inc.	$(2,226)	$(7,029)	$-	$-
InspireMD Ltd.	(4,814)	(7,636)	(3,115)	(2,624)
InspireMD GmbH	(9)	2	(258)	(53)
	$(7,049)	$(14,663)	$(3,373)	$(2,677)

Current taxes on income

Tax expenses in the amount of $32 thousand for the six month period ended June 30, 2012, and $2, $47 thousand and $47 thousand for the years ended December 31, 2011, 2010 and 2009, respectively, are related to non-U.S. operations.

Following is a reconciliation of the theoretical tax expense, assuming all income were taxed at the regular tax rates applicable to the Company in the U.S. (see c above), and the actual tax expense:

	6 month period ended June 30, 2012	Year ended December 31
		2011	2010	2009
	($ in thousands)
Loss before taxes on income, as reported in the statements of operations	$7,049	$14,663	$3,373	$2,677
Theoretical tax benefit	(2,397)	(4,985)	(1,147)	(910)
Increase in tax benefit resulting from permanent differences	863	601	431	92
Increase (decrease) in taxes on income resulting from the computation of deferred taxes at a rate which is different from the theoretical rate		(116)	62	24
Increase (decrease) in uncertain tax positions - net		(60)	30	30
Decrease in theoretical tax benefit resulting from subsidiaries different tax rate	434	1,385	304	214
Change in corporate tax rates, see c above		(545)	-	481
Change in valuation allowance	1,132	3,722	367	116
	$32	$2	$47	$47

As of June 30, 2012, as well as December 31, 2011, 2010 and 2009, the Company determined that it was more likely than not that the benefit of the operating losses would not be realized and consequently, management concluded that full valuation allowances should be established regarding the Company's deferred tax assets.

The changes in the valuation allowance for the six month period ended June 30, 2012 and years ended December 31, 2011 and 2010 were as follows:

	6 month period ended June 30, 2012	Year ended December 31
		2011	2010	2009
	($ in thousands)
Balance at the beginning of the year	$6,918	$3,196	$2,829	$2,713
Changes during the year	1,132	3,722	367	116
Balance at the end of the year	$8,050	$6,918	$3,196	$2,829
f.	Accounting for Uncertain Tax position

Following is a reconciliation of the total amounts of the Company's unrecognized tax benefits during the six month period ended June 30, 2012, as well as the years ended December 31, 2011 and 2010:

	6 month period ended June 30, 2012	Year ended December 31
		2011	2010	2009
	($ in thousands)
Balance at beginning of period	$-	$60	$30	$0
Increase in unrecognized tax benefits as a result of tax positions taken during the year			30	30
Decrease in unrecognized tax benefits as a result of tax positions taken during a prior year		(60)
Balance at end of period	$-	$-	$60	$30

All of the above amounts of unrecognized tax benefits would affect the effective tax rate if recognized.

A summary of open tax years by major jurisdiction is presented below:

Jurisdiction	Years
U.S.	2008 - 2011
Israel	2006 - 2011
Germany	2008 - 2011

The Company and its subsidiaries applied for a change of fiscal year for its tax filings to end in June 30, 2012 in the different territories.

g.	Deferred income tax:

	6 month period ended June 30, 2012	Year ended December 31
		2011	2010
	($ in thousands)
Short-term:
Allowance for doubtful accounts	$54	$37	$36
Provision for vacation and recreation pay	70	69	38
	124	106	74
Long-term:
R&D expenses	746	522	531
Convertible debenture	(1,251)
Non cash issuance costs	89
Share-based compensation	693	276
Carry forward tax losses	7,631	6,000	2,582
Accrued severance pay, net	18	14	9
	7,926	6,812	3,122
Less - valuation allowance	(8,050)	(6,918)	(3,196)
	$-	$-	$-